Summary of Significant Accounting Policies - Asset Retirement Obligation (FY) (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Asset Retirement Obligation [Line Items]
Increase (decrease) to ARO	$ 0
Cleco Power
Asset Retirement Obligation [Line Items]
Increase (decrease) to ARO	0
Cleco Cajun
Asset Retirement Obligation [Line Items]
Increase (decrease) to ARO	$ 15,300,000